Deposits (Tables)	12 Months Ended
Jun. 30, 2018
Deposits [Abstract]
Schedule of deposits

(in thousands)	2018	2017

Non-interest bearing checking accounts	$5,550	$5,280
Checking accounts	13,880	13,461
Savings accounts	43,816	45,911
Money market demand deposits	11,320	13,909
Total demand, transaction and passbook deposits	74,566	78,561
Certificates of deposit	120,490	104,284
Total deposits	$195,056	$182,845

Schedule of maturities of outstanding certificates of deposit
(in thousands)	2018

2019	$71,379
2020	34,311
2021	6,295
2022	2,905
2023 and thereafter	5,600
$120,490